PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 — PROPERTY AND EQUIPMENT

We incur certain costs associated with the design and development of molds and dies for our contract-manufacturing segment. These costs are held as deposits on the balance sheet until the molds or dies are finished and ready for use. At that point, the costs are included as part of production equipment in property and equipment and are amortized over their useful lives. We hold title to all molds and dies used in the manufacture of products.

Property and equipment and estimated service lives consist of the following:

	September 30, 2025	December 31, 2024	Useful Life (years)
Furniture and office equipment	$12,212	$12,212	5-10
Vehicles	–	–	3-7
Total	12,212	12,212
Less: accumulated depreciation	(7,118)	(5,805)
Property and equipment, net	$5,094	$6,407

We recorded $1,313 and $3,677 of depreciation expense during the nine months ended September 30, 2025 and 2024. Depreciation expense in included in selling, general and administrative expenses on the Statement of Operations.

NOTE 4 — PROPERTY AND EQUIPMENT

We incur certain costs associated with the design and development of molds and dies for our contract-manufacturing segment. These costs are held as deposits on the balance sheet until the molds or dies are finished and ready for use. At that point, the costs are included as part of production equipment in property and equipment and are amortized over their useful lives. We hold title to all molds and dies used in the manufacture of products.

Property and equipment and estimated service lives consist of the following:

	December 31, 2024	December 31, 2023	Useful Life (years)
Furniture and office equipment	$12,212	$12,212	5-10
Vehicles	–	18,672	3-7
Total	12,212	30,884
Less: accumulated depreciation	(5,805)	(11,959)
Property and equipment, net	$6,407	$18,925

We recorded $4,340 and $4,507 of depreciation expense during the years ended December 31, 2024 and 2023.

During the year ended December 31, 2024, the Company sold its vehicle resulting in a gain on disposal of $7,222.